Accounts Payable and Other Current Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 184	$ 171
Accrued liabilities	633	578
Accrued interest	104	96
Regulatory liabilities (Note 12)	45	91
Lease obligations (Note 22)	8
Total	$ 974	$ 936